Expenses by nature - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Decrease in operating expenses	€ 124,500
Reversal of impairment loss	(6,669)	€ (14,440)
COVID VLA2001
Disclosure of attribution of expenses by nature to their function [line items]
Inventory write-down		83,500
Advance payments write-down		14,100
Reversal of impairment loss	€ 1,900
COVID VLA2001 | Legal proceedings provision
Disclosure of attribution of expenses by nature to their function [line items]
Provision related to expected settlement costs		€ 26,900